Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 32,068,291	$ 38,734,949
Temporary investments	30,992	6,013,678
Trade notes and accounts receivable, net	19,748,850	24,727,073
Other accounts and notes receivable, net	6,376,614	4,944,026
Derivative financial instruments	115,679	1,515,041
Due from related parties	1,078,327	860,220
Transmission rights and programming	7,785,723	5,890,866
Inventories	1,026,428	1,492,947
Contract costs	1,142,956
Other current assets	2,679,008	2,865,903
Total current assets	72,052,868	87,044,703
Non-current assets:
Derivative financial instruments	919,843	748,833
Transmission rights and programming	9,229,815	8,158,521
Investments in financial instruments	49,203,430	43,996,852
Investments in associates and joint ventures	10,546,728	14,110,752
Property, plant and equipment, net	87,342,530	85,719,810
Intangible assets and goodwill, net	43,063,516	35,886,434
Deferred income tax assets	22,181,779	21,355,044
Contract costs	2,227,703
Other assets	402,381	199,152
Total non-current assets	225,117,725	210,175,398
Total assets	297,170,593	297,220,101
Current liabilities:
Current portion of long-term debt and interest payable	2,108,371	2,103,870
Current portion of finance lease obligations	651,832	580,884
Current portion of other notes payable	1,288,437	1,178,435
Derivative financial instruments	148,061
Trade accounts payable and accrued expenses	22,029,548	19,959,795
Customer deposits and advances	13,637,580	18,798,347
Income taxes payable	3,054,790	2,524,349
Other taxes payable	1,280,334	1,172,496
Employee benefits	1,067,245	963,377
Due to related parties	714,450	991,469
Other current liabilities	2,550,795	2,491,795
Total current liabilities	48,531,443	50,764,817
Non-current liabilities:
Long-term debt, net of current portion	120,983,615	121,993,128
Finance lease obligations, net of current portion	4,666,112	5,041,890
Other notes payable, net of current portion	1,288,437	2,505,625
Income taxes payable	3,141,394	4,730,620
Deferred income tax liabilities	8,390,522	9,037,513
Post-employment benefits	962,497	716,095
Other long-term liabilities	4,675,882	2,773,499
Total non-current liabilities	144,108,459	146,798,370
Total liabilities	192,639,902	197,563,187
EQUITY
Capital stock	4,907,765	4,978,126
Additional paid-in-capital	15,889,819	15,889,819
Retained earnings	78,510,909	74,983,656
Accumulated other comprehensive income, net	4,427,487	4,599,147
Shares repurchased	(14,219,060)	(14,788,984)
Equity attributable to stockholders of the Company	89,516,920	85,661,764
Non-controlling interests	15,013,771	13,995,150
Total equity	104,530,691	99,656,914
Total liabilities and equity	$ 297,170,593	$ 297,220,101